Fundamental Data Science Large Value ETF Average Annual Total Returns	12 Months Ended	29 Months Ended	39 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	17.28%	10.99%	14.28%	12.87%
RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.37%		7.41%	8.68%	8.49%
ETF
Prospectus [Line Items]
Average Annual Return, Percent	15.58%			10.37%	8.67%
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.51%			7.25%	5.91%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.72%			7.38%	6.16%